LOANS, NET (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Direct loans -
Loans	S/ 91,481,200	S/ 86,898,040
Leasing receivables	5,978,421	6,322,477
Credit cards	8,479,355	7,847,038
Discounted notes	2,200,142	2,313,478
Factoring receivables	2,015,513	1,923,456
Advances and overdrafts in current account	162,149	255,027
Refinanced loans	1,186,167	1,281,360
Restructured loans	125	127
Total direct loans	111,503,072	106,841,003
Internal overdue loans and under legal collection loans	3,304,886	3,119,621
Direct loans including internal overdue loans and under legal collection loans	114,807,958	109,960,624
Accrued interest	870,410	865,168
Unearned interest	(68,689)	(66,402)
Total direct loans	115,609,679	110,759,390
Allowance for loan losses	(5,123,962)	(4,952,392)
Total direct loans, net	110,485,717	105,806,998
Indirect loans, Note 20	S/ 21,081,035	S/ 20,774,271